RESULTS BY NATURE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of sales
Personnel expenses	R$ (1,174,460)	R$ (997,080)	R$ (1,374,331)
Costs of raw materials, materials and services	(8,731,670)	(7,533,152)	(10,067,716)
Logistics cost	(4,328,046)	(4,156,096)	(2,776,021)
Depreciation, depletion and amortization	(5,988,248)	(5,773,088)	(7,135,049)
Operating expenses COVID-19		(95,024)
Other	(393,164)	(411,891)	609,635
Total cost of sales	(20,615,588)	(18,966,331)	(20,743,482)
Selling expenses
Personnel expenses	(219,590)	(205,636)	(215,640)
Services	(121,568)	(114,143)	(85,161)
Logistics cost	(947,551)	(852,562)	(618,089)
Depreciation and amortization	(944,361)	(905,880)	(904,748)
Other	(58,652)	(96,431)	(81,641)
Total selling expenses	(2,291,722)	(2,174,652)	(1,905,279)
General and Administrative expenses
Personnel expenses	(984,513)	(862,308)	(642,543)
Services	(330,727)	(311,975)	(323,841)
Depreciation and amortization	(103,867)	(78,275)	(26,221)
Social actions COVID-19	(25,285)	(48,590)
Operating expenses COVID-19		(41,076)
Other	(133,517)	(100,968)	(180,753)
Total General and Administrative expenses	(1,577,909)	(1,443,192)	(1,173,358)
Other operating (expenses) income net
Rents and leases	3,321	4,303	5,805
Result from sale of other products, net	31,865	56,791	15,229
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	413,052	11,548	(63,454)
Result on fair value adjustment of biological assets	763,091	466,484	185,399
Depletion and amortization	(5,187)	(15,537)	(20,336)
Trade agreement credits			87,000
Tax credits - gains in tax lawsuit (ICMS from the PIS/COFINS calculation basis)	441,880		128,115
Other operating income (expenses), net	45	7,561	67,996
Other operating (expenses) income net	1,648,067	531,150	R$ 405,754
Cost of idle capacity and maintenance downtime	227,562	524,411
Formation costs of biological assets	440	R$ 3,177
Tax Credit	454,318
Provision for legal fees	R$ 12,438